Income taxes	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 9 – Income taxes

Malaysia

26 Rafael Sdn. Bhd, the Target Company is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR600,000. For the nine months period ended January 31, 2026, the domestic tax rate applicable for the Target Company in Malaysia is 24%.

The income tax expenses consisted of the following components:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) US$	(Unaudited) US$
Current income tax expenses	$1,676,633	$2,730,908
Total income tax expenses	$1,676,633	$2,730,908

A reconciliation of The Target Company’s Malaysia statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) %	(Unaudited) %
Income tax expense with Malaysia statutory tax rate	24.0%	24.0%
Effective income tax rate	24.0%	24.0%

Uncertain tax positions

The Malaysia tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in Malaysia after those enterprises complete their relevant tax filings. In general, the Malaysia tax authorities have up to five years to conduct examinations of the tax filings of The Target Company’s Malaysia entity. It is therefore uncertain as to whether the Malaysia tax authorities may take different views about The Target Company’s tax filings, which may lead to additional tax liabilities.

The Target Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of January 31, 2026, The Target Company did not have any significant unrecognized uncertain tax positions.

Note 9 – Income taxes

Malaysia

26 Rafael Sdn. Bhd, the Target Company is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000. For the years ended April 30, 2025 and 2024, the domestic tax rate applicable for the Target Company in Malaysia is 24%.

The income tax expenses consisted of the following components:

	For the Years Ended April 30,
	2025	2024
Current income tax expenses	$1,210,947	$182,836
Total income tax expenses	$1,210,947	$182,836

A reconciliation of The Target Company’s Malaysia statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Years Ended April 30,
	2025	2024
Income tax expense with Malaysia statutory tax rate	24.0%	24.0%
Changes of deferred tax assets valuation allowances	-	(5.7)%
Effective income tax rate	24.0%	18.3%

Uncertain tax positions

The Malaysia tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in Malaysia after those enterprises complete their relevant tax filings. In general, the Malaysia tax authorities have up to five years to conduct examinations of the tax filings of The Target Company’s Malaysia entity. It is therefore uncertain as to whether the Malaysia tax authorities may take different views about The Target Company’s tax filings, which may lead to additional tax liabilities.

The Target Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of April 30, 2025 and 2024, The Target Company did not have any significant unrecognized uncertain tax positions.